Brumadinho dam failure - Provision for socio-economic reparation and others (Details)	12 Months Ended
Dec. 31, 2020
Provision for socio-economic reparation and others
Provisions.
Project average term	3 years
Provision for social and environmental reparation
Provisions.
Project average term	5 years